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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2011

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2011

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statements of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	14

Portfolio of Investments	23

Additional Information	42

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ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2011
Net Assets	$642,397,206
Total Assets	$961,238,840
Assets Invested in Senior Loans	$841,632,028
Senior Loans Represented	448
Average Amount Outstanding per Loan	$1,878,643
Industries Represented	36
Average Loan Amount per Industry	$23,378,667
Portfolio Turnover Rate (YTD)	40%
Weighted Average Days to Interest Rate Reset	37
Average Loan Final Maturity	57 months
Total Leverage as a Percentage of Total Assets	25.18%

PERFORMANCE SUMMARY

During the six months ended August 31, 2011, the Fund's Class A shares distributed total dividends of $0.30, resulting in an average annualized distribution rate(1) of 4.94%. The Fund's Class I and W shares each distributed total dividends of $0.32, resulting in an average annualized distribution rate(1) of 5.22% and 5.21%, respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends of $0.27, resulting in an average annualized distribution rate(1) of 4.42% and 4.41%, respectively.

The Fund's total return for the six months ended August 31, 2011, excluding sales charges and based on full reinvestment of dividends, for Class A, Class B, Class C, Class I and Class W was (6.91)%, (7.09)%, (7.08)%, (6.80)%, (6.71)%, respectively. For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(2) had a gross return of (4.11)%.

MARKET AND PORTFOLIO UPDATE

The U.S. leveraged loan market (as represented by the Index) in March reported its first negative monthly total return for 2011. The uptick in volatility was attributable largely to a series of negative developments around the world: specifically, the spread of political turmoil in the Middle East, Japan's natural and nuclear disasters and an increasing flow of data that suggested the U.S. economy might be decelerating (the moribund housing market and a stubbornly high jobless rate being front and center). Despite these headwinds, loan prices remained reasonably firm in the

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund's average month-end net asset value. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2011 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
PBL Media Finance Pty., Ltd.	2.1%	3.2%
Univision Communications, Inc.	1.8%	2.7%
Texas Competitive Electric Holdings Company, LLC	1.7%	2.5%
First Data Corporation	1.4%	2.1%
Harrahs Operating Company, Inc	1.2%	1.9%
UPC Broadband Holding, B.V.	1.0%	1.5%
Asurion, LLC	0.9%	1.4%
Delta	0.8%	1.2%
Momentive Specialty Chemicals Inc	0.8%	1.2%
Dynegy Holdings Inc.	0.8%	1.1%

Subject to change daily.

early part of the reporting period, supported at that time by expectations that central banks in developed economies were likely to raise interest rates in response to rising inflation.

In August, however, macroeconomic and political conditions worsened. Investors were unnerved by another swell of negativity — most notably the political infighting over the U.S. debt ceiling and the resulting downgrade of America's sovereign credit rating by Standard & Poor's, as well as the persistent escalation of the European debt crisis. In that context, when the U.S. Federal Reserve announced it would keep rates at current levels until at least 2013, the strong demand for floating-rate credit risk that had been evident earlier in the year quickly diminished. As a result, prices for loans and other credit-sensitive fixed income securities retreated, and overall volatility remained elevated throughout the balance of the reporting period.

The Fund's performance for the six months ended August 31, 2011 was impacted by market-wide risk aversion. A large portion of this volatility was directed at loans that are larger in size and more actively traded, a part of the market in which the Fund has historically been significantly positioned. What's more, the use of leverage for investment purposes had an unfavorable impact on performance, due to price declines. Market bellwether issuers such as Univision Communications, First Data Corporation and Texas Competitive Electric Holdings Company, which are among the Fund's largest positions, were among those actively traded loans that experienced disproportionate market value declines during the period. The Fund's allocation to European loans — the vast majority of which are issued by western and northern European corporate issuers — was noticeably beneficial to performance during the first half of the year. These loans became a detractor, however, as a result of the increased volatility and uncertainly emanating from European credit markets.

On the plus side, fundamental credit performance as measured by default activity continued to be positive. The Fund's emphasis on more highly-rated loans did provide a bit of a positive offset, as investors sought quality in the midst of the recent volatility. The Fund incurred only one default during the past six months; there was no material impact on NAV or distribution yield.

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2011 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	9.9%	14.8%
Printing & Publishing	6.6%	9.8%
Retail Stores	6.5%	9.7%
Data and Internet Services	5.5%	8.2%
Radio and TV Broadcasting	4.4%	6.5%
Utilities	3.7%	5.5%
North American Cable	3.5%	5.3%
Diversified / Conglomerate Service	3.3%	5.0%
Containers, Packaging & Glass	3.1%	4.6%
Gaming	3.0%	4.5%

Subject to change daily.

OUTLOOK

Looking immediately ahead, we believe it's fair to conclude the world has become a riskier

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Ratings Distribution as of August 31, 2011
Baa	0.1%
Ba	40.9%
B	45.3%
Caa and below	3.5%
Not rated*	10.2%

Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

place; overall volatility has increased substantially and could remain elevated for some time. The near-term path of the loan market will depend on key factors such as the European Union's response to the region's growing debt problem and, here at home, the U.S. Federal Reserve's attempts to restore investor confidence and stimulate the domestic economy. While downside risks to U.S. and global economic growth are clearly rising and will need to be managed, we do take comfort in the fact that earnings trends across the majority of the issuers in the Fund remain generally positive. During the most recent reporting season, there were few disappointments to the downside. Further, through a multi-year process of balance sheet strengthening (i.e., growing cash and reducing debt leverage), the majority of issuers in the portfolio appear to enjoy a reasonable cushion against what could be (or feel like) a greater than expected decline in economic activity.

The recent pullback in loan prices has made reaching initial full-year 2011 return expectations a difficult task. However, it has created a return profile for loans which looks appealing when weighed against even a reasonably conservative forecast for both global economic growth and company-specific performance.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Senior Income Fund
September 30, 2011

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2011
	1 Year	3 Years	5 Years	10 Years	Since Inception of Class I and W April 15, 2008
Including Sales Charge:
Class A(1)	(0.67)%	1.71%	0.80%	3.32%	—
Class B(2)	(1.55)%	1.48%	0.67%	2.79%	—
Class C(3)	0.39%	2.06%	0.83%	2.80%	—
Class I	2.20%	2.91%	—	—	3.24%
Class W	2.12%	2.93%	—	—	3.32%
Excluding Sales Charge:
Class A	1.86%	2.57%	1.32%	3.32%	—
Class B	1.36%	2.07%	0.83%	2.79%	—
Class C	1.36%	2.06%	0.83%	2.80%	—
Class I	2.20%	2.91%	—	—	3.24%
Class W	2.12%	2.93%	—	—	3.32%
S&P/LSTA Leveraged Loan Index(4)	2.79%	5.86%	3.98%	4.55%	5.35%

Total net returns reflect that ING Investments, LLC (the Fund's "Investment Adviser") may have waived, reimbursed or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning April 2, 2001 through June 30, 2002, reflect no deduction of a front-end sales charge. Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3.00% in the first year, declining to 1.00% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1.00% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the index is shown from May 1, 2008 for Class I and Class W common shares.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class W
August 31, 2011	5.46%	5.15%	5.14%	5.91%	5.86%
February 28, 2011	5.09%	4.69%	4.69%	5.50%	5.49%
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class W
August 31, 2011	4.94%	4.42%	4.41%	5.22%	5.21%
February 28, 2011	4.37%	3.89%	3.88%	4.63%	4.61%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the Securities Exchange Commission standardized yield formula for open-end investment companies.

(2)  Distribution Rates are calculated by annualizing dividends declared during the period (i.e., by dividing the monthly dividend amount by the number of days in the month and multiplying by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's common shares. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the credit spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund's assets may decrease, which will cause the Fund's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not more than 10% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2011 (Unaudited)

ASSETS:
Investments in securities at value (Cost $924,821,810)	$863,049,837
Foreign currencies at value (Cost $1,083,728)	1,090,015
Receivables:
Investment securities sold	90,885,584
Fund shares sold	685,468
Dividends and interest	5,232,628
Other	19,296
Unrealized appreciation on foreign currency contracts	215,934
Reimbursement due from manager	11,968
Prepaid expenses	48,110
Total assets	961,238,840
LIABILITIES:
Payable for investment securities purchased	73,173,964
Notes payable	242,000,000
Accrued interest payable	117,898
Payable to affiliates	970,423
Income distribution payable	1,587,442
Unrealized depreciation on foreign currency contracts	332,487
Unrealized depreciation on unfunded commitments	217,119
Accrued trustees fees	7,400
Other accrued expenses and liabilities	434,901
Total liabilities	318,841,634
NET ASSETS	$642,397,206
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$972,563,157
Undistributed net investment income	942,568
Accumulated net realized loss	(269,330,590)
Net unrealized depreciation	(61,777,929)
NET ASSETS	$642,397,206

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2011 (Unaudited) (continued)

Class A:
Net assets	$286,186,118
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	23,475,536
Net asset value and redemption price per share	$12.19
Maximum offering price per share (2.50%)(1)	$12.50
Class B:
Net assets	$16,195,301
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	1,332,076
Net asset value and redemption price per share(2)	$12.16
Class C:
Net assets	$296,562,936
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	24,355,924
Net asset value and redemption price per share(2)	$12.18
Class I:
Net assets	$18,692,886
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	1,536,777
Net asset value and redemption price per share	$12.16
Class W:
Net assets	$24,759,965
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,030,223
Net asset value and redemption price per share	$12.20

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2011 (Unaudited)

INVESTMENT INCOME:
Amendment fees earned	$1,114,457
Dividends	131,018
Interest	25,136,779
Other	869,557
Total investment income	27,251,811
EXPENSES:
Investment management fees	3,903,459
Administration fees	487,932
Distribution and service fees:
Class A	452,901
Class B	103,313
Class C	1,261,195
Transfer agent fees:
Class A	94,833
Class B	5,366
Class C	89,014
Class I	3,622
Class W	7,665
Interest expense	1,679,418
Custodian fees	256,480
Professional fees	96,842
Trustees' fees	12,740
Registration fees	39,678
Shareholder reporting expense	144,300
Miscellaneous expense	30,560
Total expenses	8,669,318
Less:
Net waived and recouped fees	(60,961)
Net expenses	8,608,357
Net investment income	18,643,454
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(5,251,165)
Foreign forward currency contracts	(4,792,350)
Foreign currency related transactions	(361,684)
Net realized loss	(10,405,199)
Net change in unrealized appreciation or depreciation on:
Investments	(62,008,278)
Foreign forward currency contracts	1,765,967
Foreign currency related transactions	237,853
Unfunded commitments	(286,407)
Net change in unrealized appreciation or depreciation	(60,290,865)
Net realized and unrealized loss	(70,696,064)
Decrease in net assets resulting from operations	$(52,052,610)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
FROM OPERATIONS:
Net investment income	$18,643,454	$33,797,816
Net realized loss	(10,405,199)	(19,811,919)
Net change in unrealized appreciation or depreciation	(60,290,865)	72,942,734
Increase (decrease) in net assets resulting from operations	(52,052,610)	86,928,631
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(8,267,873)	(18,302,572)
Class B	(419,845)	(1,182,478)
Class C	(6,846,711)	(14,560,816)
Class I	(283,697)	(191,949)
Class W	(691,750)	(1,304,994)
Tax return of capital:
Class A	—	(1,180,820)
Class B	—	(71,840)
Class C	—	(1,048,262)
Class I	—	(11,758)
Class W	—	(77,702)
Decrease in net assets from distributions to shareholders	(16,509,876)	(37,933,191)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	63,343,228	127,537,575
Reinvestment of distributions	6,977,476	19,868,909
	70,320,704	147,406,484
Cost of shares repurchased	(169,274,914)	(292,711,539)
Net decrease in net assets resulting from capital share transactions	(98,954,210)	(145,305,055)
Net decrease in net assets	(167,516,696)	(96,309,615)
NET ASSETS:
Beginning of period	809,913,902	906,223,517
End of period	$642,397,206	$809,913,902
Undistributed (distributions in excess of) net investment income at end of period	$942,568	$(1,191,010)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2011 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$20,460,900
Dividends received	131,018
Arrangement fees paid	(63,871)
Other income received	1,971,459
Interest paid	(1,721,838)
Other operating expenses paid	(7,251,765)
Purchases of securities	(407,079,650)
Proceeds on sale of securities	434,111,429
Net cash provided by operating activities	40,557,682
Cash Flows From Financing Activities:
Distributions paid to common shareholders	(9,378,437)
Proceeds from shares sold	65,223,230
Disbursements for shares repurchased	(169,274,914)
Net increase in notes payable	59,000,000
Net cash flows used in financing activities	(54,430,121)
Cash Impact from Foreign Exchange Fluctuations:
Cash Impact from foreign exchange fluctuations	6,287
Cash
Net decrease in cash	(13,866,152)
Cash and foreign currency at beginning of period	14,956,167
Cash and foreign currency at end of period	$1,090,015
Reconciliation of Increase in Net Assets Resulting From Operations To Net Cash provided by Operating Activities:
Decrease in net assets resulting from operations	$(52,052,610)
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	62,008,278
Change in unrealized appreciation or depreciation on forward currency contracts	(1,765,967)
Change in unrealized appreciation or depreciation on unfunded commitments	286,407
Change in unrealized appreciation or depreciation on other assets and liabilities	(237,853)
Accretion of discounts on investments	(3,700,274)
Net amortization of premiums on investments	173,889
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	10,405,199
Purchases of securities	(407,079,650)
Proceeds from disposition of securities	434,111,429
Increase in other assets	(12,555)
Increase in interest receivable	(1,149,494)
Increase in reimbursement due from manager	(11,968)
Increase in prepaid expenses	(27,263)
Decrease in deferred arrangement fees on senior loans	(63,871)
Decrease in accrued interest payable	(42,420)
Decrease in payable to affiliates	(40,940)
Increase in accrued trustee fees	2,036
Decrease in accrued expenses	(244,691)
Total adjustments	92,610,292
Net cash provided by operating activities	$40,557,682
Non Cash Financing Activities
Receivable for shares sold	$685,468
Reinvestment of distributions	$6,977,476

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
Class A
08-31-11	13.40	0.34		(1.26)	(0.92)	(0.30)	—	—	(0.30)	12.19	(6.91)
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)
02-29-08	15.57	1.04		(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)
02-28-07	15.56	1.01		0.02	1.03	(1.02)	—	—	(1.02)	15.57	6.84
02-28-06	15.59	0.78		(0.03)	0.75	(0.78)	—	—	(0.78)	15.56	4.96
02-28-05	15.47	0.55		0.18	0.73	(0.56)	(0.05)	—	(0.61)	15.59	4.80
02-29-04	14.83	0.61		0.69	1.30	(0.64)	(0.02)	—	(0.66)	15.47	8.93
02-28-03	14.92	0.69		(0.09)	0.60	(0.69)	—	—	(0.69)	14.83	4.15
04-02-01(4)-02-28-02	15.00	0.81		(0.09)	0.72	(0.80)	—	—	(0.80)	14.92	4.92
Class B
08-31-11	13.36	0.32		(1.27)	(0.95)	(0.27)	—	—	(0.27)	12.16	(7.09)
02-28-11	12.57	0.43		0.91	1.34	(0.51)	—	(0.04)	(0.55)	13.36	10.92
02-28-10	8.71	0.45	*	4.00	4.45	(0.59)	—	—	(0.59)	12.57	52.11
02-28-09	13.17	0.70		(4.45)	(3.75)	(0.71)	—	—	(0.71)	8.71	(29.47	)(a)
02-29-08	15.53	0.96		(2.34)	(1.38)	(0.94)	(0.03)	(0.01)	(0.98)	13.17	(9.43)
02-28-07	15.53	0.92		0.02	0.94	(0.94)	—	—	(0.94)	15.53	6.26
02-28-06	15.57	0.70		(0.04)	0.66	(0.70)	—	—	(0.70)	15.53	4.37
02-28-05	15.45	0.47	*	0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.57	4.28
02-29-04	14.82	0.53		0.69	1.22	(0.57)	(0.02)	—	(0.59)	15.45	8.33
02-28-03	14.92	0.62		(0.10)	0.52	(0.62)	—	—	(0.62)	14.82	3.57
04-02-01(4)-02-28-02	15.00	0.75		(0.10)	0.65	(0.73)	—	—	(0.73)	14.92	4.45
Class C
08-31-11	13.38	0.32		(1.25)	(0.93)	(0.27)	—	—	(0.27)	12.18	(7.08)
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)
02-29-08	15.55	0.96		(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)
02-28-07	15.55	0.93		0.01	0.94	(0.94)	—	—	(0.94)	15.55	6.25
02-28-06	15.58	0.70		(0.03)	0.67	(0.70)	—	—	(0.70)	15.55	4.44
02-28-05	15.46	0.47		0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.58	4.28
02-29-04	14.82	0.53		0.70	1.23	(0.57)	(0.02)	—	(0.59)	15.46	8.40
02-28-03	14.92	0.62		(0.10)	0.52	(0.62)	—	—	(0.62)	14.82	3.57
04-02-01(4)-02-28-02	15.00	0.75		(0.10)	0.65	(0.73)	—	—	(0.73)	14.92	4.45
Class I
08-31-11	13.37	0.33		(1.22)	(0.89)	(0.32)	—	—	(0.32)	12.16	(6.80)
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)
Class W
08-31-11	13.40	0.36		(1.24)	(0.88)	(0.32)	—	—	(0.32)	12.20	(6.71)
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)

	Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-11	1.61	2.05	5.12	1.62		2.06		5.11		286,186	40
02-28-11	1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
02-29-08	1.53	2.81	6.85	1.53		2.81		6.85		595,017	56
02-28-07	1.50	2.56	6.42	1.48		2.54		6.44		998,140	57
02-28-06	1.50	2.20	4.98	1.48		2.18		5.00		918,621	82
02-28-05	1.34	1.45	6.49	1.35		1.46		3.48		736,740	82
02-29-04	1.36	1.43	3.84	1.46		1.53		3.74		172,975	72
02-28-03	1.42	1.63	4.88	1.57		1.78		4.73		11,106	60
04-02-01(4)-02-28-02	1.47	1.73	5.58	1.82		2.07		5.26		2,411	65
Class B
08-31-11	2.11	2.55	4.63	2.37		2.81		4.37		16,195	40
02-28-11	2.02	2.42	3.75	2.26		2.66		3.51		24,293	64
02-28-10	1.96	2.32	4.04	2.36	(5)	2.72	(5)	3.64	(5)	34,655	39
02-28-09	2.11	3.31	6.02	2.46		3.66		5.67		32,838	10
02-29-08	2.04	3.35	6.36	2.29		3.60		6.11		75,885	56
02-28-07	2.00	3.06	5.91	2.23		3.29		5.68		111,749	57
02-28-06	1.99	2.69	4.45	1.97		2.67		4.47		120,254	82
02-28-05	1.87	1.94	2.93	2.13		2.19		2.67		125,200	82
02-29-04	1.87	1.97	3.47	2.22		2.31		3.13		62,852	72
02-28-03	1.91	2.09	4.12	2.31		2.49		3.72		17,648	60
04-02-01(4)-02-28-02	1.96	2.23	5.19	2.29		2.54		4.89		12,776	65
Class C
08-31-11	2.11	2.55	4.64	2.12		2.56		4.63		296,563	40
02-28-11	2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
02-29-08	2.04	3.35	6.35	2.04		3.35		6.35		625,516	56
02-28-07	2.00	3.06	5.92	1.98		3.04		5.93		927,950	57
02-28-06	1.99	2.69	4.46	1.97		2.67		4.48		923,549	82
02-28-05	1.83	1.94	2.88	1.83		1.95		2.87		830,584	82
02-29-04	1.86	1.94	3.38	1.96		2.04		3.28		275,849	72
02-28-03	1.91	2.09	4.19	2.06		2.24		4.04		32,647	60
04-02-01(4)-02-28-02	1.96	2.23	5.20	2.29		2.54		4.89		19,391	65
Class I
08-31-11	1.36	1.80	5.51	1.37		1.81		5.50		18,693	40
02-28-11	1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-11	1.36	1.80	5.39	1.37		1.81		5.38		24,760	40
02-28-11	1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

*  Calculated using average amount of shares outstanding throughout the period.

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-11	242,000	3,650	215,049	23,476
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
02-28-09	152,000	5,080	288,762	31,849
02-29-08	544,000	3,484	426,164	45,039
02-28-07	237,000	10,171	404,137	64,122
02-28-06	389,000	6,519	325,044	59,029
02-28-05	163,000	1,251	34,767	47,252
02-29-04	—	—	20,771	11,180
02-28-03	47,000	689	17,655	749
04-02-01(2)-02-28-02	8,000	3,220	19,797	162
Class B
08-31-11	242,000	3,650	215,049	1,332
02-28-11	183,000	5,430	158,805	1,818
02-28-10	108,000	9,390	94,368	2,758
02-28-09	152,000	5,080	288,762	3,768
02-29-08	544,000	3,484	426,164	5,760
02-28-07	237,000	10,171	404,137	7,195
02-28-06	389,000	6,519	325,044	7,742
02-28-05	163,000	1,251	34,767	8,043
02-29-04	—	—	20,771	4,068
02-28-03	47,000	689	17,655	1,191
04-02-01(2)-02-28-02	8,000	3,220	19,797	856
Class C
08-31-11	242,000	3,650	215,049	24,356
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
02-28-09	152,000	5,080	288,762	32,152
02-29-08	544,000	3,484	426,164	47,406
02-28-07	237,000	10,171	404,137	59,679
02-28-06	389,000	6,519	325,044	59,402
02-28-05	163,000	1,251	34,767	53,316
02-29-04	—	—	20,771	17,841
02-28-03	47,000	689	17,655	2,202
04-02-01(2)-02-28-02	8,000	3,220	19,797	1,300
Class I
08-31-11	242,000	3,650	215,049	1,537
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-11	242,000	3,650	215,049	2,030
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933 as amended (the "'33 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has five classes of shares: A, B, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B shares are subject to an EWC of up to 3.00% over the five-year period after purchase and Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not repurchase more than 25% of its outstanding common shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B common shares of the Fund are closed to new investment, provided that: (1) Class B common shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Fund are normally valued at the average of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2011, 99.7% of total loans were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Adviser may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser that the Investment Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser and monitored by the Fund's Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of the Fund. Investments in securities of sufficient credit quality, maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates fair value. To the extent the Fund invests in other registered investment companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended August 31, 2011, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

C.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Fund records distributions to its shareholders on the ex-dividend date.

D.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

G.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the six months ended August 31, 2011, the Fund had an average quarterly contract amount on forward foreign currency contracts to sell of $131,482,270.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2011, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $392,419,061 and $513,570,999, respectively. At August 31, 2011, the Fund held senior loans valued at $841,632,028 representing 97.5% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Ferretti SPA (Warrants for 0.161% Participation Interest)	09/23/09	—
Gainey Corporation (Residual Interest)	12/31/09	—
Safelite Realty Corporation (30,003 Common Shares)	06/21/01	—
Supermedia, Inc. (42,369 Common Shares)	01/05/10	—
Total Restricted Securities excluding senior loans (fair value $248,238 was 0.03% of net assets at August 31, 2011)		$—

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets"). The Fund is sub-advised by ING Investment Management Co. ("ING IM"). Under the sub-advisory agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Adviser. Both ING IM and the Investment Adviser are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Fund's advisory

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep N.V., to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Investments Distributor, LLC (the "Distributor") is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C
0.25%	1.00%	0.75%

During the six months ended August 31, 2011, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets

Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

As of August 31, 2011, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

			August 31,
2012	2013	2014	Total
$995,184	$—	$35,133	$1,030,317

NOTE 7 — COMMITMENTS

The Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $300 million maturing May 18, 2012. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. There was $242 million of borrowings outstanding at August 31, 2011. Weighted average interest rate on outstanding borrowings was 1.32%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 25.18% of total assets at August 31, 2011. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the six months ended August 31, 2011 were $215,048,913 and the average annualized interest rate was 1.55%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2011, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Reynolds Group Holdings, Inc.	$5,500,000
Totes Isotoner Corp	173,438
$5,673,438

The unrealized depreciation on these commitments of $217,119 as of August 31, 2011 is reported as such on the Statement of Assets and Liabilities.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2011, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$623,344	$77,918	$269,161	$970,423

The Fund has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the six months ended August 31, 2011.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2011, the Fund held 0.6% of its total assets in subordinated loans and unsecured loans.

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	($)	($)	($)	($)
Class A
08-31-11	2,191,134	292,489	(8,884,339)	(6,400,716)	29,029,777	3,818,087	(114,769,474)	(81,921,610)
02-28-11	5,880,562	805,354	(12,964,912)	(6,278,996)	76,052,741	10,308,427	(165,466,310)	(79,105,142)
Class B
08-31-11	24,192	14,960	(524,711)	(485,559)	317,706	194,966	(6,897,515)	(6,384,843)
02-28-11	41,929	53,014	(1,035,358)	(940,415)	533,050	675,764	(13,197,317)	(11,988,503)
Class C
08-31-11	760,341	184,519	(3,111,305)	(2,166,445)	10,017,146	2,403,541	(40,545,509)	(28,124,822)
02-28-11	2,485,998	597,542	(7,404,016)	(4,320,476)	32,015,668	7,631,919	(94,531,520)	(54,883,933)
Class I
08-31-11	1,390,667	5,260	(156,630)	1,239,297	18,295,863	68,737	(2,011,100)	16,353,500
02-28-11	883,136	10,589	(598,302)	295,423	11,253,956	132,879	(7,529,141)	3,857,694
Class W
08-31-11	427,600	37,747	(401,093)	64,254	5,682,736	492,145	(5,051,316)	1,123,565
02-28-11	597,120	87,451	(937,530)	(252,959)	7,682,160	1,119,920	(11,987,251)	(3,185,171)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Under certain conditions, federal tax regulations may also cause some or all of the return of capital to be taxed as ordinary income.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended August 31, 2011Year Ended February 28, 2011
Ordinary Income	Ordinary Income	Return of Capital
$16,509,876	$35,542,809	$2,390,382

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2011 were:

Unrealized Depreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$(696,321)	$(12,298,017)	$(1,640,051)	$(80,562,079)	2017
			(133,167,631)	2018
			(31,805,887)	2019
			$(245,535,597)

The Fund's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of August 31, 2011, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund's tax year ending February 29, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the "Federal Income Taxes" section of the financial statement notes for the fiscal year ending February 29, 2012.

NOTE 14 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2011, the Fund declared the following dividends:

Class	Per Share Amount	Type	Declaration Date	Record Date	Payable Date
A	$0.04951	NII	Daily	Daily	October 3, 2011
B	$0.04415	NII	Daily	Daily	October 3, 2011
C	$0.04414	NII	Daily	Daily	October 3, 2011
I	$0.05220	NII	Daily	Daily	October 3, 2011
W	$0.05220	NII	Daily	Daily	October 3, 2011

NII — Net Investment Income

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited)

Senior Loans*: 131.0%
Principal Amount			Borrower/Tranche Description	Fair Value
Aerospace & Defense: 2.1%
	$8,000,000		Delta, New Term Loan B, 5.500%, due 04/20/17	$7,473,335
	498,750		Delta, Term Loan B, 4.250%, due 03/07/16	476,722
	473,684		Forgings International Ltd., Tranche B Dollar Term Loan, 4.746%, due 12/18/15	438,158
	473,684		Forgings International Ltd., Tranche C Dollar Term Loan, 5.246%, due 12/20/16	438,158
	2,311,713		United Airlines, Inc., Term Loan B, 2.250%, due 02/03/14	2,132,556
	2,958,333		US Airways, Term Loan, 2.721%, due 03/21/14	2,492,396
				13,451,325
Automobile: 4.0%
	2,562,678		Avis Budget Car Rental, LLC, New Term Loan, 5.750%, due 04/19/14	2,524,237
	6,000,000	(4)	Chrysler Group LLC, Term Loan, 6.000%, due 05/24/17	5,430,000
	4,600,000	(4)	Fram Group Holdings Inc., 1st Lien Term Loan, 0.000%, due 07/28/17	4,536,750
	997,380	(4)	Fram Group Holdings Inc., 2nd Lien Term Loan,
			0.000%, due 01/29/18	989,900
	5,000,000		KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	4,800,000
	2,693,250		Metaldyne, LLC, New Term Loan B, 5.250%, due 05/18/17	2,585,519
	1,940,250		Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	1,882,043
	1,687,563	(4)	Tomkins, Inc., New Term Loan B, 4.250%, due 09/29/16	1,645,374
	714,410		Transtar Holding Company, Term Loan B, 4.500%, due 12/21/16	682,262
	497,500		UCI International, Inc., New Term Loan B, 5.500%, due 07/26/17	486,306
				25,562,391
Beverage, Food & Tobacco: 3.8%
	2,977,500		Advance Pierre Foods, 1st Lien Term Loan, 7.000%, due 09/30/16	2,917,950
	1,866,036		ARAMARK, Canadian Term Loan, 2.121%, due 01/24/14	1,749,409
	920,539		Bolthouse Farms, Inc, New 1st Lien Term Loan, 5.500%, due 02/11/16	903,279
	1,200,000		Clement Pappas, Term Loan B, 7.500%, due 08/14/17	1,182,000
	159,919		Darling International Inc., Term Loan, 5.000%, due 12/16/16	158,719
	1,000,000		Del Monte Corporation, Term Loan, 4.500%, due 03/08/18	953,750
	875,000		Dole Food Company, Inc., Tranche B2, 5.048%, due 07/06/18	848,750
	1,625,000		Dole Food Company, Inc., Tranche C2, 5.060%, due 07/06/18	1,576,250
GBP	1,250,000		Iglo Birds Eye, GBP Term Loan E, 5.264%, due 04/29/16	2,002,841
	$3,000,000		JBS USA, Inc. (FKA Swift), Term Loan, 4.250%, due 05/25/18	2,850,000
	4,383,951		Pinnacle Foods Holding Corporation, Tranche B Term Loan, 2.691%, due 04/02/14	4,148,313
EUR	666,192		Selecta, EUR Facility B4, 4.147%, due 06/28/15	817,507
SEK	4,375,000		Selecta, SEK Senior Term Loan B, 4.981%, due 02/07/15	564,581
EUR	536,842		United Biscuits Holdco Limited, EUR Term Loan B2, 4.319%, due 12/15/14	717,194
GBP	2,243,816		United Biscuits Holdco Limited, GBP Term Loan B1, 3.161%, due 12/15/14	3,316,408
				24,706,951

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Buildings & Real Estate: 2.5%
$5,872,256		Capital Automotive L.P., New Term Loan B, 5.000%, due 03/10/17	$5,519,921
1,800,000		CB Richard Ellis, New Term Loan C, 3.471%, due 03/05/18	1,723,500
3,200,000		CB Richard Ellis, New Term Loan D, 3.705%, due 09/04/19	3,058,665
892,203		Custom Building Products, Inc., Term Loan B, 5.750%, due 03/19/15	843,132
1,627,750		Goodman Global Inc., 1st Lien Term Loan, 5.750%, due 10/28/16	1,603,334
952,885		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	899,881
1,600,000		LNR Property Corporation, Term Loan B, 4.750%, due 04/29/16	1,540,000
698,715		Realogy Corporation, Extended Term Loan, 4.522%, due 10/10/16	578,187
			15,766,620
Cargo Transport: 1.6%
1,465,000		Baker Tanks, Inc., Term Loan B, 5.000%, due 06/01/18	1,400,906
869,298		Ceva Group PLC, Extended Syn. Letter of Credit, 5.246%, due 08/31/16	811,345
702,710		Ceva Group PLC, Extended Tranche B EGL Term Loan, 5.253%, due 08/31/16	655,863
2,168,551		Ceva Group PLC, Extended Tranche B Term Loan, 5.253%, due 08/31/16	2,023,980
550,088		Dockwise Transport N.V., Tranche B-1 Term Loan, 1.996%, due 04/10/15	506,768
392,670		Dockwise Transport N.V., Tranche B-2 Term Loan, 1.996%, due 01/11/15	361,747
463,435		Dockwise Transport N.V., Tranche C-1 Term Loan, 2.871%, due 04/10/16	426,939
392,670		Dockwise Transport N.V., Tranche C-2 Term Loan, 2.871%, due 01/11/16	361,747
2,750,000	(4)	Inmar, Inc., New Term Loan B, 0.000%, due 08/11/17	2,732,814
1,012,069		US Shipping Partners L.P., Restated Term Loan, 9.200%, due 08/07/13	888,723
			10,170,832
Cellular: 0.1%
750,000		Cellular South, Inc., New Term Loan B, 4.500%, due 07/27/17	736,875
			736,875
Chemicals, Plastics & Rubber: 4.1%
595,666		AZ Chem US Inc., New Term Loan B, 4.750%, due 11/21/16	575,934
765,000		Chemtura Corporation, Exit Term Loan B, 5.500%, due 08/27/16	754,800
1,449,956		Diversey Inc, New Term Loan B, 4.000%, due 11/24/15	1,424,582
1,579,937	(4)	Houghton International, Inc., New Term Loan B, 6.750%, due 01/29/16	1,564,138
2,760,155	(4)	Huntsman International LLC, Term Loan C, 2.470%, due 06/30/16	2,556,594
3,712,374		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C1, 4.000%, due 05/05/15	3,435,108
1,664,082		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C2, 4.000%, due 05/05/15	1,539,796
461,075		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C4, 4.062%, due 05/05/15	421,884
994,819		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C7, 4.000%, due 05/05/15	905,286

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Chemicals, Plastics & Rubber: (continued)
	$1,692,000		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C3 Credit Linked Deposit, 2.493%, due 05/03/13	$1,641,240
EUR	500,000		OM Group, Inc, EUR Term Loan B, 6.250%, due 08/02/17	718,126
	$2,830,000	(4)	OM Group, Inc, Term Loan B, 5.750%, due 08/02/17	2,808,775
	297,750		Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	289,562
	3,383,000		Styron S.A.R.L., New Term Loan B, 6.000%, due 08/02/17	3,129,275
	666,667		Taminco, Term Loan B2, 2.221%, due 08/31/15	650,000
	666,667		Taminco, Term Loan C2, 3.471%, due 08/31/16	650,000
	3,285,994		Univar Inc., Term Loan B, 5.000%, due 06/30/17	3,064,188
				26,129,288
Containers, Packaging & Glass: 4.6%
	4,627,779		Berry Plastics Corporation, Term Loan C, 2.208%, due 04/03/15	4,183,804
	262,880		Bway Holding Corporation, Canadian Term Loan C, 4.503%, due 02/23/18	249,079
	2,960,920		Bway Holding Corporation, New Term Loan B, 4.503%, due 02/23/18	2,805,472
	2,355,213		Graham Packaging Company, L.P, Term Loan C, 6.750%, due 04/04/14	2,339,511
	992,500		Graham Packaging Company, L.P, Term Loan D, 6.000%, due 09/23/16	984,642
	3,375,000		Husky Injection Molding Systems, Ltd, Senior Debt B, 6.500%, due 06/30/18	3,294,844
	6,078,679		KLEOPATRA LUX 2 S.À. R.L, Senior Term Facility 1, 2.899%, due 01/04/16	4,479,986
	1,500,000		Pro Mach, Inc, Term Loan B, 6.250%, due 07/06/17	1,485,000
EUR	997,500		Reynolds Group Holdings Inc, Euro Term Loan, 6.750%, due 02/09/18	1,359,146
	$6,084,750		Reynolds Group Holdings Inc, Tranche B Term Loan, 6.500%, due 02/09/18	5,876,852
EUR	318,824		Xerium Technologies, Inc., EUR Term Loan B, 5.789%, due 05/22/17	445,304
	$1,914,860		Xerium Technologies, Inc., New Term Loan B, 5.500%, due 05/22/17	1,823,904
				29,327,544
Data and Internet Services: 8.2%
	1,234,375		Aspect Software, Inc., New Term Loan B, 6.250%, due 05/06/16	1,197,344
	1,650,000		Attachmate Corporation, New Term Loan B, 6.500%, due 04/27/17	1,611,844
	2,089,513		AutoTrader.com, Inc., New Term Loan B, 4.000%, due 12/15/16	2,058,170
	3,320,789		Avaya Inc., Extended Term Loan B3, 4.814%, due 10/26/17	2,901,539
	653,198		Avaya Inc., Term Loan, 3.064%, due 10/24/14	591,144
	2,466,456		Carlson Wagonlit Holdings B.V., Term Loan B2, 4.003%, due 08/04/14	2,350,533
	497,500		CCC Information Services Group, Inc., New Term Loan B, 5.500%, due 11/11/15	485,684
	3,100,000		Dealer Computer Services Inc., New Term Loan B, 3.750%, due 04/20/18	2,960,500
	895,506		Fifth Third Processing Solutions, Term Loan B1, 4.500%, due 11/03/16	855,208

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Data and Internet Services: (continued)
	$1,644,028			First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	$1,619,367
	5,000,000	(4)		First Data Corporation, Extended TL B, 0.000%, due 03/23/18	4,220,836
	1,889,328	(4)		First Data Corporation, Term Loan B1, 2.967%, due 09/24/14	1,675,008
	411,298	(4)		First Data Corporation, Term Loan B2, 2.967%, due 09/24/14	364,856
	7,978,436	(4)		First Data Corporation, Term Loan B3, 2.967%, due 09/24/14	7,077,534
	3,000,000			Mercury Payment Systems LLC, Term Loan B, 6.500%, due 07/03/17	2,985,000
	3,402,687			Orbitz Worldwide, Inc., Term Loan, 3.257%, due 07/25/14	3,028,391
	1,768,889			Property Data I, Inc., Term Loan, 7.000%, due 12/21/16	1,662,756
	7,591,816			Sabre Inc., Term Loan B, 2.230%, due 09/30/14	6,538,451
	1,400,000	(4)		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2, 5.250%, due 10/15/17	1,339,100
	1,440,000	(4)		Sungard Data Systems Inc, Add on Term Loan, 3.705%, due 02/28/14	1,353,600
	3,411,450			Trans Union LLC, New Term Loan B, 4.750%, due 02/12/18	3,260,776
	1,542,204			Transfirst Holdings, Inc., Term Loan B, 3.000%, due 06/15/14	1,372,561
	676,705			Travelport, Inc., Extended Delayed Draw Term Loan, 4.746%, due 08/21/15	625,952
	499,179			Travelport, Inc., Extended Term Loan B, 4.746%, due 08/21/15	461,741
	158,600			Travelport, Inc., Tranche S Term Loan, 4.746%, due 08/21/15	146,705
					52,744,600
Diversified / Conglomerate Manufacturing: 2.0%
	2,614,653			Brand Services, Inc., New Term Loan, 2.500%, due 02/07/14	2,385,871
	1,143,354			Brand Services, Inc., Term Loan B 2, 3.617%, due 02/07/14	1,026,160
	2,885,851			Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended 1st Lien Term Loan, 5.500%, due 05/31/16	2,669,413
	172,091			EPD, Inc., Delayed Draw Term Loan, 2.730%, due 07/31/14	152,301
	1,201,512			EPD, Inc., Initial Term Loan, 2.730%, due 07/31/14	1,063,338
EUR	586,473	(3	)(4)	Ferretti S.p.A, EUR Term Loan B, 0.000%, due 01/31/15	527,111
EUR	581,949	(3	)(4)	Ferretti S.p.A, EUR Term Loan C, 0.000%, due 01/31/16	523,045
EUR	101,240	(3	)(4)	Ferretti S.p.A, EUR Term Loan G, 0.000%, due 01/31/17	92,448
	$420,000			Manitowoc Company, Inc. (The), New Term Loan B, 4.250%, due 11/13/17	404,775
	2,290,202	(4)		Sensus Metering Systems Inc., 1st Lien Term Loan, 4.755%, due 05/09/17	2,212,907
	900,000	(4)		Sensus Metering Systems Inc., 2nd Lien Term Loan, 8.500%, due 05/09/18	888,750
	1,200,000	(4)		Waterpik, Term Loan B, 0.000%, due 08/10/17	1,182,000
					13,128,119
Diversified / Conglomerate Service: 5.0%
	4,558,209			Affinion Group, Inc., Tranche B Term Loan, 5.000%, due 10/10/16	4,170,761
	250,000			Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	233,750
	1,197,000			Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	1,095,255
	1,176,073			Catalina Marketing Corporation, Term Loan, 2.971%, due 10/01/14	1,084,927

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Diversified / Conglomerate Service: (continued)
	$1,084,880		Coach America Holdings, Inc., 1st Lien Term Loan, 7.250%, due 04/18/14	$819,085
	233,071		Coach America Holdings, Inc., Synthetic Letter of Credit, 5.913%, due 04/20/14	175,969
	2,000,000	(4)	CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 0.000%, due 04/28/17	1,730,000
	3,275,250		Fidelity National Information Services, Inc., Term Loan B, 5.250%, due 07/18/16	3,242,497
EUR	176,891	(4)	ISS Holding A/S, EUR Extended TL B10, 4.971%, due 04/30/15	243,930
EUR	239,210		ISS Holding A/S, EUR Extended TL B5, 4.971%, due 04/30/15	329,868
EUR	42,682		ISS Holding A/S, EUR Extended TL B6, 4.971%, due 04/30/15	58,858
EUR	31,958		ISS Holding A/S, EUR Extended TL B7, 4.971%, due 04/30/15	44,070
EUR	225,927		ISS Holding A/S, EUR Extended TL B8, 4.971%, due 04/30/15	311,551
EUR	1,263,504	(4)	ISS Holding A/S, EUR Extended TL B9, 4.971%, due 04/30/15	1,742,357
EUR	1,599,441		ISTA International GMBH, EUR Term loan B1 — BankDeal(11138) merge duplicat, 3.771%, due 05/14/15	2,112,236
EUR	377,847		ISTA International GMBH, EUR Term Loan B2 — BankDeal(11138) merge duplicat, 3.771%, due 05/14/15	498,988
	$2,615,385		MoneyGram International, Inc., Term Loan B, 4.500%, due 11/17/17	2,514,038
	2,992,500		NDS Treasury (Americas), New Term Loan B, 4.000%, due 03/12/18	2,797,988
	178,987		ServiceMaster Company, Delayed Draw Term Loan, 2.720%, due 07/24/14	166,905
	1,797,325		ServiceMaster Company, Term Loan, 2.705%, due 07/24/14	1,676,006
	1,652,189		Valleycrest Companies, LLC, Extended Term Loan, 6.500%, due 10/05/15	1,586,101
	830,000		Vertafore, Inc., Add on Term Loan, 5.250%, due 07/29/16	796,800
	796,000		Vertafore, Inc., Term Loan, 5.250%, due 07/29/16	764,160
	2,571,757		West Corp, Term Loan B4, 4.501%, due 07/15/16	2,462,457
	1,278,658		West Corp, Term Loan B5, 4.500%, due 07/15/16	1,222,717
				31,881,274
Ecological: 0.6%
	590,000		Synagro Technologies, Inc., 2nd Lien Term Loan, 4.960%, due 10/02/14	495,600
	950,069		Synagro Technologies, Inc., Term Loan B, 2.210%, due 04/02/14	836,061
	2,395,563	(4)	Waste Industries USA, Inc., Term Loan B, 4.750%, due 03/17/17	2,251,828
				3,583,489
Electronics: 4.2%
	921,076		CDW LLC, Extended TL, 4.250%, due 07/14/17	840,482
	2,900,000		Eagle Parent, Inc., New Term Loan, 5.000%, due 05/16/18	2,704,250
	278,624		FCI International S.A.S., Term Loan A1, 2.790%, due 09/30/12	267,479
	254,772		FCI International S.A.S., Term Loan A2, 2.790%, due 09/30/12	244,581
	7,102,893		Freescale Semiconductor, Inc., Extended Term Loan B, 4.438%, due 12/01/16	6,493,230
EUR	500,000		Infor Enterprise Solutions Holdings, Inc., EUR 2nd Lien Term Loan — BankDeal(10752) merge, 7.599%, due 03/03/14	557,244
	$216,249		Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 5.980%, due 07/28/15	206,248

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Electronics: (continued)
	$480,000			Infor Enterprise Solutions Holdings, Inc., Extended Dollar Tranche B1, 4.980%, due 07/28/15	$434,400
EUR	955,000			Infor Enterprise Solutions Holdings, Inc., Extended EUR Initial Term Loan, 7.100%, due 07/28/15	1,242,871
	$456,632			Infor Enterprise Solutions Holdings, Inc., Extended Initial Term Loan, 5.980%, due 07/28/15	420,102
	463,658			Intersil Corporation, Term Loan, 4.750%, due 04/27/16	448,879
	2,000,000			Kronos Incorporated, 2nd Lien Term Loan, 5.996%, due 06/11/15	1,941,666
	2,528,876			Kronos Incorporated, Initial Term Loan, 1.996%, due 06/11/14	2,434,043
	4,250,000			Lawson Software, Inc., 1st Lien Term Loan, 6.750%, due 07/05/17	3,986,500
	696,500			Microsemi Corporation, New Term Loan B, 4.000%, due 11/02/17	673,864
	2,400,000			Open Link Financial, Inc., New Term Loan B, 5.250%, due 04/27/18	2,256,000
	623,438			Rovi Corporation, Tranche B Term Loan, 4.000%, due 02/07/18	609,800
	1,041,052			Spansion LLC, Term Loan, 4.750%, due 02/09/15	1,015,026
					26,776,665
Finance: 2.6%
	377,059			BNY ConvergEx Group, LLC, Eze Term Loan, 5.250%, due 12/19/16	378,944
	898,606			BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	903,099
	4,962,563			Interactive Data Corporation, New Term Loan B, 4.500%, due 02/12/18	4,702,028
	1,153,982			LPL Holdings, Inc., 2015 Extended Term Loan, 4.250%, due 06/25/15	1,138,115
	1,917,739			LPL Holdings, Inc., 2017 Term Loan — Add on, 5.250%, due 06/28/17	1,898,562
	3,250,000			MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	3,144,375
	2,636,835			Nuveen Investments, Inc., Extended Term Loan, 5.752%, due 05/12/17	2,465,441
	2,150,000	(4)		OCWEN Financial Corp., Term Loan B, 0.000%, due 08/05/16	2,080,125
					16,710,689
Gaming: 4.5%
	1,179,544			Ameristar Casinos Inc., Term Loan B, 4.000%, due 04/13/18	1,133,345
	1,275,000			Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	1,230,375
	361,895			Cannery Casino Resorts, LLC, Delayed Draw Term Loan, 4.471%, due 05/20/13	338,372
	437,595			Cannery Casino Resorts, LLC, Term Loan B, 4.471%, due 05/17/13	409,151
	845,005	(2	)(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 3.250%, due 06/06/14	249,276
	1,690,010	(2	)(3)	Fontainebleau Las Vegas, LLC, Term Loan B, 3.250%, due 06/06/14	498,553
	771,429			Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	756,000
	1,312,196			Golden Nugget, Inc., New Delayed Draw Term Loan, 3.230%, due 06/30/14	1,141,610
	2,305,311			Golden Nugget, Inc., Term Loan B, 3.230%, due 06/30/14	2,005,621
	1,532,222	(3)		Harrahs Operating Company, Inc, Incremental Term Loan B4, 9.500%, due 10/31/16	1,539,883
	4,602,900			Harrahs Operating Company, Inc, Term Loan B1, 3.253%, due 01/28/15	3,983,428
	4,771,982			Harrahs Operating Company, Inc, Term Loan B2, 3.241%, due 01/28/15	4,129,755

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Gaming: (continued)
	$2,609,871		Harrahs Operating Company, Inc, Term Loan B3, 3.253%, due 01/28/15	$2,258,627
	995,000		Isle Of Capri Casinos, Inc., New Term Loan B, 4.750%, due 11/01/13	956,859
	1,093,633		Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.720%, due 11/23/16	1,019,813
	4,456,132		Las Vegas Sands, LLC, Extended Term Loan B, 2.720%, due 11/23/16	4,145,598
	19,781		Seminole Tribe Of Florida, Delayed Draw Term Loan B2, 1.750%, due 03/05/14	18,643
	443,457		VML US FINANCE LLC, Delayed Draw Term Loan B, 4.730%, due 05/25/12	441,054
	3,004,806		VML US FINANCE LLC, New Project Term Loan, 4.730%, due 05/27/13	2,986,025
				29,241,988
Healthcare, Education and Childcare: 14.8%
	4,000,000		Alere US Holdings, LLC, Term Loan B, 4.500%, due 06/30/17	3,780,000
	2,591	(4)	Biomet Inc., Term Loan B, 3.239%, due 03/25/15	2,427
	4,900,000	(4)	Capsugel Holdings US, Inc., Term Loan, 0.000%, due 08/01/18	4,750,550
	4,525,333	(4)	Catalent Pharma Solutions, Inc., Dollar Term Loan, 2.471%, due 04/10/14	3,925,726
	1,416,033		CHG Medical Staffing, Inc., New Term Loan B, 5.500%, due 10/03/16	1,373,552
	2,023,583		CHS/Community Health Systems, Inc., Extended Term Loan B, 3.819%, due 01/25/17	1,859,167
	4,973,836	(4)	CHS/Community Health Systems, Inc., Non Extended Term Loan, 2.569%, due 07/25/14	4,644,318
	94,050	(4)	CHS/Community Health Systems, Inc., Non-Extended Delayed Draw, 2.569%, due 07/25/14	87,819
	1,039,775		ConvaTec, Term Loan, 5.750%, due 12/22/16	973,489
	5,000,000		Drumm Investors LLC, Term Loan, 5.000%, due 05/04/18	4,500,000
	534,423		Emdeon Business Services LLC, Incremental Term Loan, 4.500%, due 11/18/13	530,081
	3,291,750		Emergency Medical Services Corporation, Term Loan, 5.250%, due 05/25/18	3,091,503
	1,825,000		Endo Pharmaceuticals Holdings Inc., Term Loan B, 4.000%, due 06/18/18	1,789,413
SEK	41,155		Gambro Holding AB, SEK Term Loan B4, 4.321%, due 06/05/14	6,367
SEK	41,842		Gambro Holding AB, SEK Term Loan B5, 4.321%, due 06/05/14	6,473
SEK	41,842		Gambro Holding AB, SEK Term Loan C3, 5.309%, due 06/08/15	6,473
SEK	41,155		Gambro Holding AB, SEK Term Loan C4, 5.321%, due 06/05/15	6,367
	$32,575		Gambro Holding AB, Term Loan B, 2.187%, due 06/05/14	31,924
	32,575		Gambro Holding AB, Term Loan C2, 3.213%, due 06/05/15	31,924
	2,750,000		Grifols S.A, Term Loan B, 6.000%, due 06/01/17	2,712,188
	2,385,977		Harlan Sprague Dawley, Inc., Term Loan B, 3.770%, due 07/11/14	2,135,449
	4,835,778	(4)	HCA, Inc., Extended Term Loan B2, 3.496%, due 03/31/17	4,496,268
	1,537,292		HGI Holding, Inc., Term Loan B, 6.750%, due 09/29/16	1,505,585
	2,344,125		Iasis Healthcare LLC, Term Loan, 5.000%, due 05/03/18	2,182,966
	1,875,000	(4)	Immucor, Inc., Term Loan B, 0.000%, due 08/17/18	1,825,781
	4,667,581	(4)	IMS Health Incorporated, New Term Loan B, 4.500%, due 08/25/17	4,469,208

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
	$3,414,336	inVentiv Health Inc., Combined Term Loan, 6.500%, due 08/04/16	$3,239,351
	555,000	inVentiv Health Inc., Incremental Term Loan B3, 6.750%, due 05/15/18	524,475
	687,195	Medassets, Inc., New Term Loan, 5.250%, due 11/16/16	656,271
	1,000,000	Medpace IntermediateCo, Inc., Term Loan, 6.500%, due 06/22/17	960,000
EUR	504,944	Nyco Holdings 3 ApS, EUR Term Loan B1 I, 5.192%, due 12/29/14	719,236
EUR	81,310	Nyco Holdings 3 ApS, EUR Term Loan B1 III, 5.192%, due 12/29/14	115,817
EUR	1,317,855	Nyco Holdings 3 ApS, EUR Term Loan B1 II, 5.192%, due 12/29/14	1,877,138
EUR	51,795	Nyco Holdings 3 ApS, EUR Term Loan B1 IV, 5.192%, due 12/29/14	73,776
EUR	366,234	Nyco Holdings 3 ApS, EUR Term Loan B1 V, 5.192%, due 12/29/14	521,660
EUR	504,819	Nyco Holdings 3 ApS, EUR Term Loan C1 I, 5.942%, due 12/29/15	719,059
EUR	1,317,531	Nyco Holdings 3 ApS, EUR Term Loan C1 II, 5.942%, due 12/29/15	1,876,677
EUR	81,290	Nyco Holdings 3 ApS, EUR Term Loan C1 III, 5.942%, due 12/29/15	115,788
EUR	51,782	Nyco Holdings 3 ApS, EUR Term Loan C1 IV, 5.942%, due 12/29/15	73,758
EUR	366,144	Nyco Holdings 3 ApS, EUR Term Loan C1 V, 5.942%, due 12/29/15	521,532
	$6,483,750	Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	5,324,779
	76,531	Physicians Oncology Services, L.P., New Delayed Draw Term Loan, 6.250%, due 01/31/17	75,383
	629,941	Physicians Oncology Services, L.P., New Term Loan B, 6.250%, due 01/31/17	620,492
	3,575,000	Quintiles Transnational Corp., New Term Loan B, 5.000%, due 06/08/18	3,333,688
	1,750,000	Rural/Metro Corporation, Term Loan, 5.750%, due 06/29/18	1,662,500
	1,234,375	Skilled Healthcare Group, Inc., Term Loan B, 5.250%, due 04/08/16	1,146,426
	1,305,000	Sun Healthcare Group Inc., New Term Loan B, 7.500%, due 10/15/16	1,115,775
	1,995,000	Sunquest Information Systems, Inc., Term Loan, 6.250%, due 12/16/16	1,965,075
	890,000	Surgical Care Affiliates LLC, Incremental Term Loan B, 5.500%, due 06/29/18	818,800
	1,902,901	Surgical Care Affiliates LLC, Term Loan, 2.246%, due 12/29/14	1,724,504
	1,400,000	U.S. Healthworks Holding Company, Inc., Term Loan B, 6.250%, due 06/15/16	1,358,000
	7,360	United Surgical Partners International, Inc., Delayed Draw Term Loan, 2.230%, due 04/21/14	6,937
	1,231,232	United Surgical Partners International, Inc., Term Loan B, 2.190%, due 04/18/14	1,160,436
	2,865,234	Universal Health Services, Inc., New Term Loan B, 4.000%, due 11/15/16	2,752,058
	987,562	Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	942,299
EUR	1,000,000	Vitalia, EUR Term Loan B, 6.115%, due 06/29/18	1,415,282
EUR	2,450,000	VWR International Inc., EUR Term Loan B, 3.849%, due 06/27/14	3,349,264
	$1,450,259	VWR International Inc., Term Loan, 2.721%, due 06/30/14	1,347,533
	1,026,000	Warner Chilcott Company LLC, New Term Loan B1, 4.250%, due 03/15/18	987,525

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
	$513,000		Warner Chilcott Company LLC, New Term Loan B2, 4.250%, due 03/15/18	$493,763
	705,375		Warner Chilcott Company LLC, New Term Loan B3, 4.250%, due 03/15/18	678,923
				94,998,998
Home & Office Furnishings: 1.1%
EUR	745,552		Global Garden Products Italy S.P.A., EUR Term Loan 1, 3.741%, due 08/31/16	943,485
EUR	745,552		Global Garden Products Italy S.P.A., EUR Term Loan 2, 3.741%, due 08/31/17	943,485
EUR	364,373		Hilding Anders, EUR Term Loan B — BankDeal(10956) merge duplicate, 4.781%, due 04/24/15	429,014
SEK	20,054,121		Hilding Anders, SEK Term Loan B, 5.770%, due 03/31/15	2,374,243
	$2,500,000		Springs Window Fashions, LLC, New Term Loan B, 6.000%, due 05/31/17	2,431,249
				7,121,476
Insurance: 2.9%
	2,352,520		AmWINS Group, Inc., 1st Lien Term Loan, 6.500%, due 06/08/13	2,234,894
	1,129,325		Applied Systems Inc., 1st Lien Term Loan, 5.500%, due 12/08/16	1,106,739
	350,000		Applied Systems Inc., 2nd Lien Term Loan, 9.250%, due 06/07/17	339,500
	1,022,087		C.G. JCF CORP., Term Loan, 3.230%, due 08/01/14	976,093
EUR	1,675,000		CEP Group (Financiere CEP), EUR Term Loan B, 5.848%, due 06/29/18	2,330,450
	$3,060,732		HMSC Corporation, 1st Lien Term Loan, 2.471%, due 04/03/14	2,219,031
	346,440	(4)	Hub International Limited, Delayed Draw Term Loan, 2.746%, due 06/13/14	318,725
	1,541,189	(4)	Hub International Limited, Initial Term Loan, 2.746%, due 06/13/14	1,417,894
	4,984,615		Sedgwick Holdings, Inc., New Term Loan, 5.000%, due 12/30/16	4,660,614
	589,500		USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	568,868
	2,646,076		USI Holdings Corp., Term Loan, 2.730%, due 05/05/14	2,553,463
				18,726,271
Leisure, Amusement, Entertainment: 3.1%
	2,724,987		24 Hour Fitness Worldwide, Inc, New Term Loan, 6.750%, due 04/22/16	2,588,738
	1,506,081		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B, 2.651%, due 12/31/13	1,421,992
	957,502		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B2, 2.652%, due 12/31/13	904,042
	1,810,649		AMF Bowling Worldwide, Inc., Term Loan B, 2.721%, due 06/07/13	1,466,625
	3,014,966		Cedar Fair, L.P., New Term Loan B, 4.000%, due 12/15/17	2,932,054
	3,351,504		HIT Entertainment, Inc., Term Loan, 5.514%, due 06/01/12	3,259,338
GBP	2,000,000		London Arena & Waterfront Finance LLC (a.k.a. "The O2"), GBP Term Loan, 4.500%, due 06/29/18	3,215,915
	$4,184,553		NEP II, INC, Extended Term Loan B2, 3.496%, due 02/16/17	3,881,172
				19,669,876

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Lodging: 0.2%
	$1,443,750		Audio Visual Services Corporation, New Term Loan, 2.500%, due 02/28/14	$1,241,625
				1,241,625
Machinery: 1.9%
	466,667		Alliance Laundry Systems LLC, Term Loan B, 6.250%, due 09/30/16	455,000
EUR	1,055,996		Kion Group GMBH, EUR Term Loan B1, 4.942%, due 12/23/14	1,293,826
EUR	992,454		Kion Group GMBH, EUR Term Loan C1, 5.192%, due 12/23/15	1,215,973
	$762,803	(4)	Kion Group GMBH, Term Loan B2, 3.687%, due 12/23/14	635,033
	762,803	(4)	Kion Group GMBH, Term Loan C2, 3.937%, due 12/23/15	635,033
	1,931,912		NACCO Materials Handling Group, Inc., Term Loan, 2.076%, due 03/22/13	1,873,955
EUR	2,000,000	(4)	Terex Corporation, EUR Term Loan, 0.000%, due 04/28/17	2,876,100
	$3,000,000	(4)	Terex Corporation, Term Loan B, 0.000%, due 04/28/17	2,942,500
				11,927,420
Mining, Steel, Iron & Nonprecious Metals: 2.0%
	3,348,000		Fairmount Minerals, Ltd., New Term Loan B, 5.250%, due 03/15/17	3,201,525
	3,656,625		Novelis Inc., Term Loan, 3.750%, due 03/10/17	3,514,931
	1,816,222		Oxbow Carbon LLC, Extended Term Loan B, 3.744%, due 05/08/16	1,739,033
	500,000		U.S. Silica Company, Incremental Term Loan, 6.000%, due 06/01/17	500,938
	4,239,375		Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	4,090,996
				13,047,423
Non-North American Cable: 1.8%
EUR	225,161		Numericable (YPSO France SAS), EUR Term Loan C Acq, 5.692%, due 12/31/15	269,108
EUR	422,901		Numericable (YPSO France SAS), EUR Term Loan C Recap, 5.692%, due 12/31/15	505,443
EUR	157,416		Numericable (YPSO France SAS), EUR Tranche Acquisition B1, 5.192%, due 06/16/14	189,020
EUR	256,837		Numericable (YPSO France SAS), EUR Tranche Acquisition B2, 5.192%, due 06/16/14	308,403
EUR	383,760		Numericable (YPSO France SAS), EUR Tranche Recap B1, 5.192%, due 06/16/14	460,809
EUR	500,000		Telenet Finance IV Luxembourg, Euro Note, 5.346%, due 06/15/21	703,746
EUR	3,441,622		UPC Broadband Holding B.V, EUR Term Loan S, 5.188%, due 12/31/16	4,633,712
EUR	1,490,144		UPC Broadband Holding B.V, EUR Term Loan U, 5.438%, due 12/31/17	2,019,017
	$341,625		UPC Broadband Holding B.V, Term Loan T, 3.688%, due 12/30/16	321,127
	2,593,151		UPC Broadband Holding B.V, Term Loan X, 3.688%, due 12/29/17	2,427,838
				11,838,223
North American Cable: 5.3%
	954,698		Atlantic Broadband, New Term Loan B, 4.000%, due 03/08/16	918,101
	1,181,250	(4)	Block Communications, Inc., Term Loan, 0.000%, due 12/21/12	1,163,531
	1,293,500		Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	1,246,611
	2,389,545	(4)	Cequel Communications, LLC, New Term Loan, 2.205%, due 11/05/13	2,301,131

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
North American Cable: (continued)
	$7,370,313	(4)	Charter Communications Operating, LLC, Extended Term Loan, 3.500%, due 09/06/16	$7,009,168
	1,293,500		Knology Inc, New Term Loan B, 4.000%, due 08/18/17	1,238,526
	4,802,335	(4)	Mediacom Broadband LLC, Tranche D-1 Term Loan, 0.000%, due 01/30/15	4,226,055
	1,980,000		Mediacom Broadband LLC, Tranche F Term Loan, 4.500%, due 10/23/17	1,871,100
	5,242,224		Mediacom LLC Group, Tranche C Term Loan, 1.940%, due 01/30/15	4,547,629
	1,768,500		Mediacom LLC Group, Tranche D Term Loan, 5.500%, due 03/31/17	1,697,760
	2,670,000		San Juan Cable LLC, New Term Loan B, 6.000%, due 06/09/17	2,569,875
	5,665,966		Wideopenwest Finance, LLC, Term Loan B, 2.710%, due 06/27/14	5,269,349
				34,058,836
Oil & Gas: 1.6%
	3,000,000	(4)	CCS Inc., Term Loan B, 0.000%, due 11/14/14	2,698,125
	4,051,076		Frac Tech International, LLC, Term Loan B, 6.250%, due 05/06/16	3,902,535
	1,109,450		Hercules Offshore, LLC, Term Loan B, 7.500%, due 07/11/13	1,065,072
	2,650,000		MEG Energy Corp., New Term Loan B, 4.000%, due 03/16/18	2,547,313
				10,213,045
Other Broadcasting and Entertainment: 1.6%
	1,618,137		Getty Images, Inc, New Term Loan, 5.250%, due 11/07/16	1,597,910
	1,995,000		The Weather Channel, New Term Loan B, 4.250%, due 02/13/17	1,927,669
	214,737		VNU, Class A Term Loan, 2.206%, due 08/09/13	205,288
	4,592,859		VNU, Class B Term loan, 3.956%, due 05/02/16	4,403,403
	2,538,854		VNU, Class C Term Loan, 3.456%, due 05/02/16	2,405,565
				10,539,835
Other Telecommunications: 3.8%
	1,492,500		Alaska Communications Systems Holdings, Inc., Term Loan B, 5.500%, due 10/21/16	1,424,405
	6,515,973		Asurion, LLC, New 1st Lien Term Loan, 5.500%, due 05/24/18	6,125,015
	2,700,000		Asurion, LLC, New 2nd Lien Term Loan, 9.000%, due 05/24/19	2,608,875
EUR	1,312,967		BCM Ireland Holdings Ltd (Eircom), EUR Term Loan B, 3.223%, due 09/30/14	1,363,488
EUR	1,313,237		BCM Ireland Holdings Ltd (Eircom), EUR Term Loan C, 3.473%, due 09/30/15	1,363,768
	$938,165	(2)	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, due 11/01/15	942,074
	3,391,493		MetroPCS Wireless, Inc., Incremental Term Loan B3, 4.000%, due 03/16/18	3,149,849
	997,500		PAETEC Holding Corp, Term Loan, 5.000%, due 05/31/18	992,513
	555		tw telecom inc., Extended Term Loan B, 3.480%, due 12/29/16	537
	3,093,049		U.S. Telepacific Corp, New Term Loan B, 5.750%, due 02/23/17	3,004,124
EUR	2,500,000	(4)	Wind Telecommunicazioni S.P.A., EUR Term Loan B1, 5.599%, due 12/15/17	3,367,434
				24,342,082

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Personal & Nondurable Consumer Products: 3.2%
	$365,000		Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 9.250%, due 06/18/18	$353,822
	1,990,000		Advantage Sales & Marketing, Inc., Term Loan B, 5.250%, due 12/18/17	1,893,817
	2,441,336		Bushnell, Inc., 1st Lien Term Loan, 4.496%, due 08/23/13	2,416,923
	997,386		Fender Musical Instruments Corp., Delayed Draw Term Loan, 2.480%, due 06/09/14	922,582
	1,974,172		Fender Musical Instruments Corp., Term Loan B, 2.480%, due 06/09/14	1,826,109
	990,748		Hillman Group (The), Inc., Term Loan B, 5.000%, due 05/27/16	965,979
	1,200,000		Information Resources, Inc., New Term Loan B, 5.000%, due 12/01/17	1,155,000
	1,490,913		Jarden Corporation, New Term Loan B, 3.246%, due 03/30/18	1,471,035
	1,668,445		KIK Custom Products, Inc., 1st Lien Term Loan, 2.510%, due 06/02/14	1,380,638
	286,019		KIK Custom Products, Inc., Canadian Term Loan, 2.510%, due 06/02/14	236,681
	1,000,000		KIK Custom Products, Inc., Incremental 1st Lien Term Loan, 8.500%, due 05/30/14	975,000
	1,200,000		Revlon Consumer Products Corporation, New Term Loan B, 4.750%, due 11/17/17	1,161,000
	1,017,529		Spectrum Brands, Inc., New Term Loan B, 5.000%, due 06/17/16	980,220
	357,500		SRAM, LLC, 2nd Lien Term Loan, 8.500%, due 12/07/18	352,138
	3,265,000		SRAM, LLC, New Term Loan B, 4.767%, due 06/07/18	3,118,075
	1,672,371		Totes Isotoner Corporation, 1st Lien Term Loan, 7.258%, due 07/07/17	1,611,748
				20,820,767
Personal, Food & Miscellaneous: 4.3%
	3,052,350		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	2,876,840
EUR	1,616,875		Burger King Corporation, New EUR Term Loan B, 4.781%, due 10/19/16	2,264,112
	$3,423,656		Burger King Corporation, New Term Loan B, 4.500%, due 10/19/16	3,265,313
	1,760,000		Dennys, Inc, New Term Loan B, 5.284%, due 09/30/16	1,724,800
	1,811,760		DineEquity Inc., New Term Loan B, 4.250%, due 10/19/17	1,755,142
	2,011,160		Dunkin Brands, Inc., Add on Term Loan B, 4.000%, due 11/23/17	1,944,958
	2,250,000		N.E.W. Customer Services Companies, Inc., Secured Term Loan, 6.000%, due 03/23/16	2,176,875
	2,985,000		NBTY, Inc., New Term Loan B, 4.250%, due 10/02/17	2,863,734
	239,782		OSI Restaurant Partners, Inc., Revolver, 2.380%, due 06/14/13	221,998
	2,203,754		OSI Restaurant Partners, Inc., Term Loan B, 2.563%, due 06/14/14	2,040,308
	1,000,000	(4)	Seminole Hard Rock Entertainment, Inc., Floating/Variable — 03/2014 — 816752AA7, 0.000%, due 03/15/14	905,000
	651,962	(4)	U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 0.000%, due 07/28/17	646,529
	3,347,806	(4)	U.S. Security Associates Holdings, Inc., New Term Loan, 0.000%, due 07/28/17	3,319,911
	1,410,753		Wendys/Arbys Restaurants, LLC, Term Loan B, 5.000%, due 05/24/17	1,396,645
				27,402,165

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Printing & Publishing: 9.8%
	$1,122,976			Black Press, Ltd., Term Loan B1, 2.323%, due 08/02/13	$1,038,753
	681,807			Black Press, Ltd., Term Loan B2, 2.323%, due 08/02/13	630,671
	2,609,637	(2	)(4)	Caribe Information Investments Inc., Term Loan, 0.000%, due 03/29/13	730,698
	7,652,264			Cengage Learning, Inc., Term Loan, 2.500%, due 07/03/14	6,393,467
	1,572,100			Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	1,526,902
	1,687,291			CW Acquisition Limited Partnership, Tranche C Term Loan, 6.250%, due 07/13/16	1,624,018
	1,967,257			Dex Media East, LLC, New Term Loan, 2.789%, due 10/24/14	1,259,044
	1,903,861			Dex Media West, LLC, New Term Loan, 7.000%, due 10/24/14	1,412,031
	841,151			Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 4.711%, due 12/31/14	755,459
	353,279			Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 4.711%, due 12/31/14	317,289
	2,333,333			Flint Group Holdings S.A.R.L., Term Loan B9, 4.711%, due 05/29/15	2,095,625
	1,277,104			Flint Group Holdings S.A.R.L., Term Loan C7, 4.711%, due 12/31/15	1,146,999
	1,641,520			Hanley Wood, LLC, New Term Loan B, 2.563%, due 03/07/14	849,487
	1,518,467			Intermedia Outdoor, Inc., 1st Lien Term Loan, 2.996%, due 01/31/13	1,427,359
EUR	1,554,297			Mediannuaire Holding, EUR Term Loan B3, 4.219%, due 10/12/15	1,242,996
EUR	1,686,673			Mediannuaire Holding, EUR Term Loan C2, 4.219%, due 10/12/15	1,348,859
	$4,527,710			Merrill Communications, LLC, Term Loan, 3.230%, due 12/24/12	4,391,878
	1,788,300			Nelson Canada, Term Loan, 2.746%, due 07/03/14	1,475,348
EUR	733,370			PagesJaunes Groupe SA, EUR Term Loan A3, 4.880%, due 09/11/15	778,161
AUD	22,320,730			PBL Media, AUD Term Loan B, 7.237%, due 02/05/13	20,439,866
	$2,135,923			Penton Media, Inc, New Term Loan B, 5.006%, due 08/01/14	1,623,301
	4,295,651			R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	2,469,999
	2,255,172			Source Media Inc., New Term Loan B — Accuity, 6.500%, due 01/21/17	2,215,707
	703,448			Source Media Inc., New Term Loan B — Source, 6.500%, due 01/21/17	691,138
	7,629,251			SuperMedia, Inc., Exit Term Loan, 11.000%, due 12/31/15	3,752,638
	988,030			Thomas Nelson Publishers, New Term Loan, 9.000%, due 06/14/16	932,454
	1,569,928			Yell Group PLC, New Term Loan B1, 3.971%, due 07/31/14	518,076
					63,088,223
Radio and TV Broadcasting: 6.5%
	694,657			Citadel Broadcasting Corporation, New Term Loan B, 4.250%, due 12/30/16	689,447
	5,000,000			Clear Channel Communications, Inc., Term Loan B, 3.871%, due 01/28/16	3,800,000
	2,007,994	(4)		CMP KC, LLC, Term Loan, 0.000%, due 10/03/11	142,568
	2,192,112			CMP Susquehanna Corporation, Term Loan, 2.250%, due 05/03/13	2,173,617
	2,000,000	(4)		Cumulus Media Holdings Inc., 2nd Lien Term Loan, 0.000%, due 02/11/19	1,880,000
	5,000,000	(4)		Cumulus Media Holdings Inc., Term Loan, 0.000%, due 08/30/18	4,675,000
	1,880,819			FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	1,767,970
	285,714			Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, due 04/30/18	277,143
	850,000			Hubbard Radio LLC, Term Loan B, 5.250%, due 04/28/17	811,750
	1,951,904			Local TV Finance, LLC, Term Loan B, 2.230%, due 05/07/13	1,831,130
	627,413			Nexstar Broadcasting, Inc., Mission Term Loan B,
				5.000%, due 09/30/16	605,453

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Radio and TV Broadcasting: (continued)
	$1,480,091		Nexstar Broadcasting, Inc., Term Loan B, 5.000%, due 09/30/16	$1,428,288
	725,000		Raycom TV Broadcasting, LLC, Term Loan B, 4.500%, due 05/31/17	686,938
	1,709,112		Regent Communications, Secured Cash Term Loan, 5.250%, due 04/27/14	1,637,543
	2,302,852		Spanish Broadcasting Systems, 1st Lien Term Loan, 2.000%, due 06/11/12	2,038,024
	20,287,182		Univision Communications, Inc., Extended Term Loan, 4.471%, due 03/31/17	17,472,336
				41,917,207
Retail Stores: 9.7%
	4,200,000	(4)	Academy Ltd., Term Loan, 6.000%, due 08/03/18	4,028,501
	1,885,750		Amscan Holdings, Inc., Term Loan B, 6.750%, due 12/04/17	1,810,320
	3,000,000		Bass Pro Group, LLC, Term Loan, 5.250%, due 06/13/17	2,857,500
	5,431,250		Burlington Coat Factory, Term Loan B, 6.250%, due 02/23/17	5,122,347
	2,824,681		Claires Stores, Inc., Term Loan B, 2.997%, due 05/29/14	2,471,596
	1,950,000		General Nutrition Centers, Inc., New Term Loan B, 4.250%, due 03/02/18	1,862,250
	3,974,096		Guitar Center, Inc., Extended Term Loan, 5.500%, due 04/10/17	3,504,656
	1,990,000		Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, due 12/22/17	1,957,663
	4,239,375		J. Crew, New Term Loan B, 4.750%, due 03/07/18	3,810,138
	3,790,500		Jo-Ann Stores, Inc., Term Loan, 4.750%, due 03/16/18	3,525,165
	995,000		Leslies Poolmart, Inc., Term Loan B, 4.500%, due 11/21/16	940,275
EUR	212,105		Maxeda DIY Group B.V., EUR Term Loan B, 4.183%, due 06/29/15	284,811
EUR	287,895		Maxeda DIY Group B.V., EUR Term Loan B2, 4.118%, due 08/01/15	386,579
EUR	212,105		Maxeda DIY Group B.V., EUR Term Loan C, 4.697%, due 06/27/16	284,811
EUR	287,895		Maxeda DIY Group B.V., EUR Term Loan C2, 4.652%, due 08/01/16	386,579
	$1,802,365		Michaels Stores, Inc., Term Loan B2, 4.750%, due 07/31/16	1,716,753
	375,000		Nebraska Book Company, Inc, DIP Term Loan B, 7.250%, due 07/27/12	376,875
	6,785,033		Neiman Marcus Group, Inc, New Term Loan, 4.750%, due 05/16/18	6,306,687
GBP	2,462,962		Pets at Home Group Limited, GBP Term Loan B, 5.634%, due 01/24/17	3,983,672
	$1,100,000		Pilot Travel Centers LLC, New Term Loan B, 4.250%, due 03/30/18	1,049,125
	3,744,247		Rite Aid Corporation, Term Loan B, 1.969%, due 06/04/14	3,449,388
	474,298		Rite Aid Corporation, Tranche 5, 4.500%, due 03/02/18	443,468
	1,496,250		Savers, New Term Loan B, 4.250%, due 03/03/17	1,447,622
	2,625,301		The Gymboree Corporation, New Term Loan, 5.000%, due 02/23/18	2,353,583
	698,250		Toys "R" Us, Inc., Incremental Term Loan B2, 5.250%, due 05/25/18	638,899
	2,816,550		Toys "R" Us, Inc., New Term Loan, 6.000%, due 09/01/16	2,668,681
EUR	1,863,011		Vivarte S.A.S., EUR Facility B1, 3.275%, due 03/09/15	2,255,318
EUR	1,863,011		Vivarte S.A.S., EUR Facility C1, 3.900%, due 03/08/16	2,255,318
				62,178,580
Satellite: 0.3%
	$1,995,000		Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, due 04/02/18	1,916,862
				1,916,862

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Telecommunications Equipment: 1.6%
	$1,213,103		CommScope, Inc., New Term Loan B, 5.000%, due 01/14/18	$1,170,644
GBP	3,357,312		Macquarie UK Broadcast Ventures Limited, GBP Term Loan A2, 2.913%, due 12/01/14	4,457,782
	$1,263,650		Syniverse Holdings, Inc., Term Loan B, 5.250%, due 12/21/17	1,227,847
EUR	1,500,000		TDF SA, EUR Term Loan C, 5.348%, due 01/29/16	1,775,812
EUR	1,500,000		TDF SA, New Extended EUR TL B2, 5.348%, due 01/29/16	1,775,812
				10,407,897
Textiles & Leather: 0.1%
EUR	623,436		Phillips-Van Heusen Corporation, New EUR Term Loan B, 4.400%, due 02/26/16	895,411
				895,411
Utilities: 5.5%
	$2,194,500		AES Corporation, New Term Loan, 4.250%, due 06/01/18	2,122,264
	3,391,500		Calpine Corp, New Term Loan, 4.500%, due 04/02/18	3,154,095
	2,000,000		Calpine Corp, Term Loan B2, 4.500%, due 04/02/18	1,860,000
	3,700,000	(4)	Dynegy Holdings Inc., CoalCo Term Loan, 0.000%, due 08/04/16	3,600,563
	3,700,000	(4)	Dynegy Holdings Inc., GasCo Term Loan, 0.000%, due 08/04/16	3,638,332
	610,514		FirstLight Power Resources, Inc. (aka NE Energy, Inc.), 2nd Lien
			Term Loan, 4.750%, due 05/01/14	560,655
	800,714		Great Point Power, LLC, Term Loan B1, 4.250%, due 03/10/17	758,676
	1,909,091		Race Point Power, Term Loan, 7.750%, due 01/11/18	1,866,136
	21,593,810	(4)	Texas Competitive Electric Holdings Company LLC, Extended
			Term Loan, 4.740%, due 10/10/17	15,925,435
	2,000,000		TPF Generation Holdings, LLC, 2nd Lien Term Loan C,
			4.496%, due 12/15/14	1,875,000
				35,361,156
			Total Senior Loans (Cost $903,455,841)	841,632,028
Other Corporate Debt: 1.0%
Cargo Transport: 0.0%
	297,646		US Shipping Partners L.P., Subordinated Term Loan,
			2.500%, due 08/07/13	76,396
				76,396
Chemicals, Plastics & Rubber: 0.9%
	5,246,158	(4)	Lyondell Chemical Company, 11.000% — 05/2018 — 552078BB2,
			0.000%, due 05/01/18	5,882,254
				5,882,254
Diversified / Conglomerate Manufacturing: 0.0%
	5,609		Flextronics International, Ltd., Delayed Draw A-1A Term Loan,
			2.471%, due 10/01/14	5,551
	4,727		Flextronics International, Ltd., Term Loan A, 2.440%, due 10/01/14	4,508
				10,059

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Radio and TV Broadcasting: 0.1%
$541,732		Regent Communications, Subordinated PIK Term Loan, 12.000%, due 10/27/14	$487,558
			487,558
		Total Other Corporate Debt (Cost $6,409,728)	6,456,267
Equities and Other Assets: 2.3%
	Description		Market Value
(@), (R)	Ascend Media (Residual Interest)		$—
(@)	Carador Placing (2,923,549 Common Shares)		2,645,812
(@)	Citadel (31,086 Class B Shares)		994,752
(@)	Citadel (37,804 Class A Shares)		1,207,838
(@)	Cumulus Media Inc (5,094 Class A Common Shares)		13,703
(@)	Faith Media Holdings, Inc. (7,725 Class A-1 Shares)		397,817
(@), (R)	Ferretti SPA (Warrants for 0.161% Participation Interest)		—
(1), (@), (R)	Gainey Corporation (Residual Interest)		—
(@)	Global Garden (138,579 Class A3 Shares)		—
(@)	Global Garden (14,911 Class A1 Shares)		—
(@)	Glodyne Technoserve, Ltd. (24,471 Common Shares)		146,754
(@)	Glodyne Technoserve, Ltd. (Escrow Account)		40,225
(@)	Hawaiian Telcom (29,687 Common Shares)		601,162
(@)	Mega Brands Inc (9,788 Common Shares)		78,864
(@)	Metro-Goldwyn-Mayer, Inc. (372,090 Common Shares)		7,472,795
(@)	Northeast Biofuels (Residual Interest)		—
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		158,416
(1), (@), (R)	Supermedia, Inc. (42,369 Common Shares)		89,822
(@)	Townsquare Media, LLC (385,269 Common Shares)		1,113,582
(@)	Townsquare Media, LLC (385,269 Preferred Shares)		—
(@)	US Shipping Partners, L.P. (19,404 Common Shares)		—
(@)	US Shipping Partners, L.P. (275,292 Contingency Rights)		—
	Total for Equities and Other Assets (Cost $14,956,241)		14,961,542
	Total Investments (Cost $924,821,810)**	134.3%	$863,049,837
	Other Assets and Liabilities — Net	(34.3)	(220,652,631)
	Net Assets	100.0%	$642,397,206

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

  (3)  Loan is on non-accrual basis.

  (4)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $925,495,935.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$5,001,726
Gross Unrealized Depreciation	(67,447,824)
Net Unrealized Depreciation	$(62,446,098)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/11
Asset Table
Investments, at value
Senior Loans	$—	$839,602,490	$2,029,538	$841,632,028
Other Corporate Debt	—	5,968,709	487,558	6,456,267
Equities and Other Assets	5,631,954	7,472,795	1,856,793	14,961,542
Total Investments, at value	$5,631,954	$853,043,994	$4,373,889	$863,049,837
Other Financial Instruments+
Forward foreign currency contracts	—	215,934	—	215,934
Total Assets	$5,631,954	$853,259,928	$4,373,889	$863,265,771
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(332,487)	$—	$(332,487)
Unfunded Commitments			$(217,119)
Total Liabilities	$—	$(332,487)	$—	$(332,487)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the year ended August 31, 2011:

	Beginning Balance at 02/28/11	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$3,550,214	$—	$—	$—	$—	$(25,701)
Other Corporate Debt	445,752	41,806	—	—	—	—
Equities and Other Assets	1,858,085	—	—	—	—	(1,292)
Total	$5,854,051	$41,806	$—	$—	$—	$(26,993)

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 8/31/11
Senior Loans	$142,568	$(1,637,543)	$3,524,513
Other Corporate Debt	—	—	487,558
Equities and Other Assets	—	—	1,856,793
Total	$142,568	$(1,637,543)	$5,868,864

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at year end and included in the change in net assets was $74,486.

  ^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Fund's policy is to recognize transfers between levels at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

At August 31, 2011 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar AUD 19,845,000	Sell	09/15/11	$21,052,599	$21,178,168	$(125,569)
State Street Bank	British Pound Sterling GBP 8,905,000	Sell	09/15/11	14,615,243	14,461,403	153,840
State Street Bank	British Pound Sterling GBP 1,219,000	Sell	10/14/11	1,954,008	1,978,970	(24,962)
State Street Bank	British Pound Sterling GBP 788,000	Sell	11/14/11	1,293,195	1,278,815	14,380
State Street Bank	Euro EUR 44,355,000	Sell	09/15/11	63,602,562	63,774,300	(171,738)
State Street Bank	Euro EUR 9,000,000	Sell	10/14/11	12,936,690	12,935,861	829
State Street Bank	Euro EUR 1,300,000	Sell	11/14/11	1,857,648	1,867,866	(10,218)
State Street Bank	Sweden Kronor SEK 8,535,000	Sell	09/15/11	1,385,144	1,346,329	38,815
State Street Bank	Sweden Kronor SEK 12,000,000	Sell	10/14/11	1,897,962	1,889,892	8,070
				$120,595,051	$120,711,604	$(116,553)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Registrant's website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, New York 10169

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call ING Senior Income Fund

1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:

ING Senior Income Fund

c/o ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

SAR-USIF

(0811-102411)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 3, 2011

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 3, 2011